Pacer Trendpilot European Index ETF
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 97.3%	Shares	Value
Austria - 0.7%
Andritz AG	386	$24,710
Erste Group Bank AG	1,690	87,939
OMV AG	792	33,171
Raiffeisen Bank International AG	719	14,014
Telekom Austria AG	486	4,502
Verbund AG	365	29,232
voestalpine AG	615	15,748
		209,316

Belgium - 2.4%
Ackermans & van Haaren NV	125	23,999
Ageas SA/NV	912	43,567
Anheuser-Busch InBev SA/NV - ADR (a)	4,873	289,943
Cenergy Holdings SA	198	2,070
D'ieteren Group	125	28,734
Elia Group SA/NV	216	22,418
Groupe Bruxelles Lambert NV	466	34,799
KBC Groep NV	1,321	102,420
Lotus Bakeries NV	3	32,597
Sofina SA	96	22,691
Syensqo SA	386	34,142
Titan Cement International SA	219	7,798
UCB SA	672	112,473
Umicore SA	1,128	15,492
Viohalco SA	239	1,521
		774,664

Finland - 3.0%
Elisa OYJ	792	36,874
Fortum Oyj	2,400	36,857
Kesko Oyj - Class B	1,492	26,966
Kone Oyj - Class B	1,794	91,564
Metso Oyj	3,526	35,787
Neste Oyj	2,295	46,347
Nokia Oyj - ADR (a)	29,289	114,813
Nordea Bank Abp	18,404	215,510
Orion Oyj - Class B	576	26,475
Sampo Oyj - Class A	2,468	108,095
Stora Enso Oyj - Class R	3,266	40,790
UPM-Kymmene Oyj	2,926	96,678
Valmet Oyj	912	25,830
Wartsila OYJ Abp	2,671	55,082
		957,668

France - 29.9%(b)
Accor SA	937	36,070
Aeroports de Paris SA	177	23,274
Air Liquide SA	3,129	571,550
ALD SA (c)	749	4,965
Alstom SA (d)	1,970	38,632
Amundi SA (c)	313	22,882
Arkema SA	323	29,224
AXA SA	9,927	349,057
BioMerieux	240	25,377
BNP Paribas SA	5,545	380,829
Bollore SE	5,225	32,571
Bouygues SA	987	34,118
Bureau Veritas SA	1,705	53,512
Capgemini SE	890	176,844
Carrefour SA	2,929	43,745
Cie de Saint-Gobain SA	2,536	218,030
Cie Generale des Etablissements Michelin SCA	3,885	153,886
Credit Agricole SA	5,567	84,529
Danone SA	3,463	225,470
Dassault Aviation SA	125	25,176
Dassault Systemes SE	3,697	140,198
Edenred SE	1,369	57,056
Eiffage SA	434	43,259
Engie SA	9,668	152,135
EssilorLuxottica SA	1,687	386,513
Eurazeo SE	264	20,800
Getlink SE	1,944	34,662
Hermes International SCA	192	420,364
Ipsen SA	192	21,610
JCDecaux SE (d)	406	8,463
Kering	406	125,008
La Francaise des Jeux SAEM (c)	553	21,486
Legrand SA	1,407	152,090
L'Oreal SA	1,276	553,279
LVMH Moet Hennessy Louis Vuitton SE - ADR (a)	6,852	962,295
Neoen SA (c)	385	16,050
Orange SA	10,520	116,699
Pernod Ricard SA	1,115	149,632
Pluxee NV (d)	480	11,249
Publicis Groupe SA	1,260	131,755
Remy Cointreau SA	125	9,889
Renault SA	1,056	51,246
Rexel SA	1,314	33,447
Safran SA	1,873	411,695
Sanofi SA - ADR (a)	12,247	634,517
Sartorius Stedim Biotech	135	27,022
Schneider Electric SE	2,949	711,239
SCOR SE	834	17,880
SEB SA	145	14,524
Societe Generale SA	4,048	105,055
Sodexo SA	480	45,481
SOITEC (d)	145	18,721
Teleperformance SE	323	41,668
Thales SA	542	86,198
TotalEnergies SE - ADR (a)	11,146	755,476
Valeo SE	1,152	13,197
Veolia Environnement SA	3,460	108,743
Vinci SA	2,747	313,943
Vivendi SE	3,698	39,509
Wendel SA	156	14,967
Worldline SA (c)(d)	1,346	15,295
		9,524,056

Germany - 24.4%
adidas AG	913	228,546
Allianz SE	2,160	609,662
BASF SE	4,920	229,494
Bayer AG - ADR	21,620	161,285
Bayerische Motoren Werke AG	1,633	151,671
Bechtle AG	456	20,175
Beiersdorf AG	544	79,010
Brenntag SE	725	51,645
Carl Zeiss Meditec AG	208	14,261
Commerzbank AG	5,712	93,284
Continental AG	602	36,941
Covestro AG (c)(d)	1,053	62,063
CTS Eventim AG & Co. KGaA	333	29,372
Daimler AG	4,632	306,594
Daimler Truck Holding AG	2,938	113,641
Delivery Hero SE (c)(d)	1,103	24,603
Deutsche Bank AG	10,817	168,998
Deutsche Boerse AG	1,024	209,898
Deutsche Lufthansa AG	3,297	20,688
Deutsche Post AG	5,449	243,259
Deutsche Telekom AG	18,504	484,028
Deutsche Wohnen SE	271	5,385
DWS Group GmbH & Co. KGaA (c)	192	7,273
E.ON SE	12,264	172,081
Evonik Industries AG	1,321	26,828
Fielmann Group AG	145	6,567
Fraport AG Frankfurt Airport Services Worldwide (d)	198	10,067
Fresenius Medical Care AG & Co. KGaA	1,128	43,802
Fresenius SE & Co. KGaA (d)	2,262	81,251
FUCHS SE	187	6,486
GEA Group AG	946	41,812
Hannover Rueck SE	332	82,533
Heidelberg Materials AG	770	80,400
Henkel AG & Co. KGaA	553	42,881
HOCHTIEF AG	122	14,524
Infineon Technologies AG	7,180	249,047
KION Group AG	396	15,694
Knorr-Bremse AG	365	29,409
LEG Immobilien SE	408	35,704
Merck KGaA	714	128,118
MTU Aero Engines AG	294	83,268
Muenchener Rueckversicherungs-Gesellschaft AG	728	358,958
Nemetschek SE	302	28,876
Puma SE	553	27,470
Rational AG	24	21,026
Rheinmetall AG	241	131,402
RWE AG	3,942	147,142
SAP SE - ADR (a)	6,099	1,290,548
Sartorius AG	20	4,481
Scout24 SE (c)	408	32,322
Siemens AG - ADR	8,242	753,319
Siemens Energy AG (d)	2,945	85,768
Siemens Healthineers AG (c)	1,525	81,911
Sixt SE	73	5,100
Symrise AG	721	91,100
Talanx AG	337	25,622
ThyssenKrupp AG	2,713	10,391
Traton SE	281	8,880
Volkswagen AG	166	19,600
Vonovia SE	3,819	117,422
Wacker Chemie AG	83	8,336
Zalando SE (c)(d)	1,200	30,792
		7,782,714

Greece - 0.8%
Aegean Airlines SA	208	2,589
Alpha Services and Holdings SA	11,784	21,719
Athens International Airport SA	260	2,240
Athens Water Supply & Sewage Co. SA	229	1,440
Autohellas Tourist and Trading SA	114	1,463
Ellaktor SA	459	973
Epsilon Net SA	135	1,753
Eurobank Ergasias SA	14,042	32,187
FF Group (d)(e)	1,259	6,540
GEK TERNA SA	312	6,044
Hellenic Telecommunications Organization SA	949	15,581
HELLENiQ ENERGY Holdings SA	513	4,108
Holding Co. ADMIE IPTO SA	626	1,528
JUMBO SA	605	16,212
LAMDA Development SA (d)	448	3,690
Motor Oil Hellas Corinth Refineries SA	313	7,967
Mytilineos SA	603	23,807
National Bank of Greece SA	4,073	35,749
OPAP SA	1,033	18,010
Optima bank SA	365	4,835
Piraeus Financial Holdings SA	5,528	23,333
Piraeus Port Authority SA	49	1,376
Public Power Corp. SA	1,179	15,018
Quest Holdings SA	146	850
Sarantis SA	177	2,103
Terna Energy SA	289	6,015
		257,130

Ireland - 0.9%
AIB Group PLC	7,940	45,543
Bank of Ireland Group PLC	5,833	66,126
Glanbia PLC	980	19,611
Kerry Group PLC - Class A	855	79,948
Kingspan Group PLC	845	79,013
		290,241

Italy - 8.0%
A2A SpA	8,462	17,922
Amplifon SpA	719	22,877
Banca Mediolanum SpA	1,335	15,763
Banco BPM SpA	7,544	52,253
Brunello Cucinelli SpA	191	17,849
Buzzi SpA	479	18,797
Davide Campari-Milano NV	2,736	24,695
DiaSorin SpA	122	13,336
Enel SpA	42,961	306,585
Eni SpA	12,475	199,789
Ferrari NV	649	267,186
FinecoBank Banca Fineco SpA	3,370	57,261
Generali	6,926	179,371
Hera SpA	4,248	15,539
Infrastrutture Wireless Italiane SpA (c)	1,961	21,817
Interpump Group SpA	438	19,009
Intesa Sanpaolo SpA	89,175	361,960
Italgas SpA	2,702	14,440
Leonardo SpA	2,209	52,619
Mediobanca Banca di Credito Finanziario SpA	3,017	48,961
Moncler SpA	1,128	67,241
Nexi SpA (c)(d)	4,507	27,686
Pirelli & C SpA (c)	2,040	12,774
Poste Italiane SpA (c)	2,504	33,915
Prysmian SpA	1,498	103,012
Recordati Industria Chimica e Farmaceutica SpA	542	29,534
Reply SpA	125	17,749
Snam SpA	12,529	59,892
Telecom Italia SpA (d)	59,102	14,501
Telecom Italia SpA - Savings Shares (d)	25,899	7,010
Terna Rete Elettrica Nazionale SpA	7,753	64,525
UniCredit SpA	9,022	370,595
		2,536,463

Luxembourg - 0.5%
ArcelorMittal	2,736	62,004
Eurofins Scientific SE (d)	713	42,317
RTL Group SA	216	6,814
Tenaris SA - ADR	1,300	41,392
		152,527

Netherlands - 17.5%
Aalberts Industries NV	532	20,324
ABN AMRO Group NV (c)	2,558	44,613
Adyen NV (c)(d)	168	205,564
Aegon Ltd.	7,903	51,062
Airbus SE	3,245	491,526
Akzo Nobel NV	939	58,047
Argenx SE - ADR (d)	333	171,785
ASM International NV	260	178,286
ASML Holding NV	2,191	2,052,310
ASR Nederland NV	803	40,298
BE Semiconductor Industries NV	417	53,772
CTP NV (c)	579	10,114
DSM BV (d)(e)	1,312	167,621
Euronext NV (c)	456	46,143
EXOR NV	559	57,231
Heineken Holding NV	720	53,065
Heineken NV	1,547	137,321
IMCD NV	313	45,053
ING Groep NV - ADR (a)	17,196	311,763
JDE Peet's NV	532	11,676
Koninklijke Ahold Delhaize NV	5,225	168,399
Koninklijke KPN NV	20,929	82,357
Koninklijke Philips NV (d)	4,408	124,416
Koninklijke Vopak NV	362	16,133
NN Group NV	1,537	77,083
OCI NV	532	12,811
Prosus NV	8,049	279,755
QIAGEN NV	1,227	54,817
Randstad Holding NV	605	29,438
Signify NV (c)	696	17,249
Stellantis NV	11,430	190,549
Universal Music Group NV	4,163	99,074
Wolters Kluwer NV	1,334	223,921
		5,583,576

Poland - 0.1%
InPost SA (d)	1,206	20,857

Portugal - 0.5%
EDP SA	16,580	68,186
Galp Energia SGPS SA	2,366	49,817
Jeronimo Martins SGPS SA	1,513	26,445
		144,448

Spain - 8.2%
Acciona SA	125	16,166
ACS Actividades de Construccion y Servicios SA	1,279	57,112
Aena SME SA (c)	386	73,148
Amadeus IT Holding SA	2,411	158,489
Banco Bilbao Vizcaya Argentaria SA - ADR	31,752	334,666
Banco de Sabadell SA	28,914	61,082
Banco Santander SA - ADR	86,558	419,806
Bankinter SA	3,553	30,331
CaixaBank SA	20,755	120,981
Cellnex Telecom SA (c)	3,073	107,023
Corp. ACCIONA Energias Renovables SA	313	6,589
EDP Renovaveis SA	1,655	25,685
Enagas SA	1,368	20,491
Endesa SA	1,752	33,940
Ferrovial SE	2,909	115,667
Fomento de Construcciones y Contratas SA	312	4,390
Grifols SA (d)	1,450	14,591
Iberdrola SA	32,331	426,181
Industria de Diseno Textil SA	5,809	282,026
Mapfre SA	5,457	13,217
Naturgy Energy Group SA	761	18,267
Redeia Corp. SA	2,379	42,148
Repsol SA	6,734	96,018
Telefonica SA	28,482	128,816
		2,606,830

Switzerland - 0.4%
STMicroelectronics NV	3,595	119,055

United Kingdom - 0.0%(f)
Allfunds Group PLC	1,857	11,174
TOTAL COMMON STOCKS (Cost $28,428,404)		30,970,719

PREFERRED STOCKS - 0.9%	Shares	Value
Germany - 0.9%
Bayerische Motoren Werke AG	313	26,880
FUCHS SE	385	16,758
Henkel AG & Co. KGaA	908	77,730
Sartorius	145	41,225
Sixt SE	96	5,330
Volkswagen AG	1,010	112,805
		280,728

Spain - 0.0%(f)
Grifols SA - Class B	1,416	11,133
TOTAL PREFERRED STOCKS (Cost $300,063)		291,861

REAL ESTATE INVESTMENT TRUSTS - 0.5%	Shares	Value
Belgium - 0.1%
Warehouses De Pauw CVA	951	25,813

France - 0.4%
Covivio SA	292	15,087
Gecina SA	289	28,681
Klepierre	1,137	32,584
Unibail-Rodamco-Westfield	573	42,975
		119,327

Spain - 0.0%(f)
Merlin Properties Socimi SA	1,846	21,077
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $152,605)		166,217

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 12.7%
Mount Vernon Liquid Assets Portfolio, LLC - 5.51% (g)	4,053,383	4,053,383
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $4,053,383)		4,053,383

TOTAL INVESTMENTS - 111.4% (Cost $32,934,455)		35,482,180
Liabilities in Excess of Other Assets - (11.4)%		(3,649,572)
TOTAL NET ASSETS - 100.0%		$31,832,608

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SA/NV - Societe Anonime/Naamloze Vennootschap

(a)	All or a portion of this security is on loan as of July 31, 2024. The total market value of these securities was $3,996,371 which represented 12.6% of net assets.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2024, the value of these securities total $919,688 or 2.9% of the Fund’s net assets.

(d)	Non-income producing security.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $174,161 or 0.5% of net assets as of July 31, 2024.

(f)	Represents less than 0.05% of net assets.
(g)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Pacer Trendpilot European Index ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$30,796,558	$–	$174,161	$30,970,719
Preferred Stocks	291,861	–	–	291,861
Real Estate Investment Trusts	166,217	–	–	166,217
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	4,053,383
Total Investments	$31,254,636	$–	$174,161	$35,482,180

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

PTEU(a)	Balance as of 4/30/2024	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 7/31/2024
Common Stocks	$154,447	$-	$19,714	$-	$-	$-	$-	$174,161

The following is a summary of quantitative information about Level 3 Fair Value Measurements:
PTEU	Fair Value as of 7/31/2024	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Common Stocks	$6,540	Last Trade Price	Stale Data	4.8 EUR
Common Stocks	$167,621	Last Trade Price	Stale Data	115.95 EUR

(a) Table presents information for two securities: FF Group, which has been valued at 4.8 EUR and DSM BV which has been valued between 98.2 EUR and 115.6 EUR throughout the period.